Share-Based Compensation - Recognized share-based compensation expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 CNY (¥) shares	Feb. 28, 2017 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Recognized share-based compensation expenses
Share-based compensation expense recognized				$ 995,065	¥ 6,841,573	¥ 116,505	¥ 4,064
Shares issued | shares				254,473,500	254,473,500
Costs of revenues
Recognized share-based compensation expenses
Share-based compensation expense recognized				$ 507	¥ 3,488	796	276
Sales and marketing expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized				59,022	405,805	1,675	563
General and administrative expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized				915,742	6,296,186	108,141	1,477
Share-based compensation expense recognized on repurchase of ordinary shares | ¥			¥ 103,125
General and administrative expenses | A company controlled by the Founder | Class B ordinary shares
Recognized share-based compensation expenses
Share-based compensation expense recognized on repurchase of ordinary shares | ¥					0	103,125	0
General and administrative expenses | A company controlled by the Founder | Class A ordinary shares
Recognized share-based compensation expenses
Share-based compensation expense recognized	$ 865,932	¥ 5,953,717				0	0
Shares issued | shares	254,473,500	254,473,500
The per share amount of share-based compensation expense | $ / shares	$ 0.000005
Research and development expenses
Recognized share-based compensation expenses
Share-based compensation expense recognized				$ 19,794	¥ 136,094	¥ 5,893	¥ 1,748